Prepaid Expense and Other Current Assets (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Prepaid expenses and other assets	$ 232,238	$ 502,188	$ 1,112,280
Insurance [Member]
Prepaid expenses and other assets	71,760	116,074	187,949
Prepayment to vendors [Member]
Prepaid expenses and other assets	104,622	203,556	138,653
Deposit on services [Member]
Prepaid expenses and other assets	10,000	25,550	45,678
Prepaid monthly rent [Member]
Prepaid expenses and other assets	$ 0	60,041	27,813
Other deposits [Member]
Prepaid expenses and other assets		0	70,826
Stock issued for prepaid interest on convertible note payable
Prepaid expenses and other assets		64,320	465,595
Other prepaid expenses [Member]
Prepaid expenses and other assets		0	31,000
Other receivable [Member]
Prepaid expenses and other assets		148	144,765
Subscriptions and services being amortized over the service period [Member]
Prepaid expenses and other assets		$ 32,500	$ 0